Schedule of piped gas distribution service concession contract (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Contract assets, beginning	R$ 5,492,797
Transfers to intangible assets	(30,623)	R$ (52,811)	R$ (26,368)
Contract assets, beginning	6,888,048	5,492,797
Piped Gas Distribution Service Concession [Member]
IfrsStatementLineItems [Line Items]
Contract assets, beginning	27,254	26,734
Acquisitions	14,269	15,187
Transfers to intangible assets	(3,398)	(7,277)
Transfers to accounts receivable related to concession	(8,310)	(7,390)
Contract assets, beginning	R$ 29,815	R$ 27,254	R$ 26,734